Loans and borrowings - Long term borrowings (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 IDR (Rp)	Jun. 30, 2021 SGD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Borrowings from non-controlling interest shareholders
Disclosure of detailed information about borrowings
Aggregated amount	¥ 4,748,000	Rp 10,600,000,000
Interest rate	6.00%	6.00%
Term of debt	5 years
Borrowings from non-controlling interest shareholder one
Disclosure of detailed information about borrowings
Aggregated amount	¥ 6,503,000		$ 1,350,000	¥ 6,484,000
Interest rate	3.00%	3.00%
Borrowings from non-controlling interest shareholder two
Disclosure of detailed information about borrowings
Aggregated amount	¥ 133,000			¥ 128,000	$ 20,000
Interest rate	9.00%	9.00%
Term of debt	5 years